SHAREHOLDERS' DEFICIT - Preference shares (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
SHAREHOLDERS' DEFICIT
Preference shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preference shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issued	0	0	0	0
Preference shares outstanding	0	0	0	0